General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) was established as a biopharmaceutical company engaged in the acquisition and development of pharmaceutical drugs for the treatment of autoimmune diseases. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 26 Ben-Gurion Street, Ramat Gan, Israel.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

During 2024 the Company has expanded into the data collection industry after completing in August 2024 the acquisition of 100% of the share capital of The Social Proxy Ltd., or the Social Proxy, an innovating and leading AI web data company, developing which develops, operates and powering, distributes a unique ethical, Internet Protocol based, proxy data extraction platform for AI and for Business Intelligence, or BI, purposes at scale.), see also Note 5.

As of December 31, 2024, the Company has two wholly-owned subsidiaries: Xtepo Ltd. (“Xtepo”) and the Social Proxy, both were incorporated in Israel.

The Company, Xtepo and Social Proxy are heretofore referred to as “the Group”.

In March 2025, the Company entered into a definitive exclusive sublicense agreement for its novel synthetic peptide, hCDR1 with Biossil Inc., a company incorporated under the laws of Canada (“Biossil”), see also Note 9.

b.	Going concern:

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $159,009. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on current expected level of operating expenditures, the Company’s cash resources as at December 31, 2024 shall not be sufficient to fund the Company’s operations for a period of at least 12 months from the end of the reporting period of these consolidated financial statements, assuming that the Company will continue its web data plan in accordance with the original pipeline and without delaying or slowing down the progress of its plans. As a result, there is significant doubt about the Company’s ability to continue as a going concern.

Management’s plans include securing sufficient financing through the sale of additional equity securities, debt or capital inflows. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. If the Company is unsuccessful in commercializing its products and securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

c.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of December 31, 2024, a ceasefire agreement has been reached between Israel the Hezbollah terror organization in Lebanon. To date the Company’s operations and financial results have not been materially affected. Since the war broke out in October 2023, the Company’s operations have not been adversely affected by this situation. However, the intensity and duration of Israel’s current war against Hamas and Hezbollah is difficult to predict at this stage, as are such war’s economic implications on its business and operations and on Israel’s economy in general. If the ceasefire declared collapses or a new war commences or hostilities expand to other fronts, its operations may be adversely affected.

d.	Definitions:

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

e.	Approval of financial statements:

These financial statements were approved by the Company’s Board of Directors (“BoD”) on April 30, 2025.